Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Parenthetical) (Detail) - Natural Gas [Member] CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure Of Products And Services [Line Items]
Percentage of natural gas produced	14.00%
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Products And Services [Line Items]
Revenue from sale of natural gas	CAD 32